AQR FUNDS

Supplement dated January 14, 2026 (“Supplement”)

to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,

each dated June 16, 2025, as amended (“Summary Prospectus” and “Prospectus”,

respectively), of the AQR LSE Fusion Fund, AQR CVX Fusion Fund, AQR MS Fusion

Fund, and AQR MS Fusion HV Fund (each a “Fund”)

This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR LSE Fusion Fund’s Summary Prospectus and Prospectus, in each case beginning on page 7, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Clifford S. Asness, Ph.D., M.B.A.	June 25, 2025	Managing and Founding Principal of the Adviser
Michele L. Aghassi, Ph.D.	June 25, 2025	Principal of the Adviser
John J. Huss	June 25, 2025	Principal of the Adviser
Laura Serban, Ph.D.	June 25, 2025	Principal of the Adviser
Nathan Sosner	June 25, 2025	Principal of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 34 of the prospectus.

2.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR MS Fusion Fund’s Summary Prospectus and Prospectus, beginning on page 9 and 24, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	June 25, 2025	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	June 25, 2025	Principal of the Adviser
John J. Huss	June 25, 2025	Principal of the Adviser
Bryan Kelly, Ph.D.	June 25, 2025	Principal of the Adviser
Nathan Sosner, Ph.D.	June 25, 2025	Principal of the Adviser
Laura Serban, Ph.D.	January 14, 2026	Principal of the Adviser
Erik Stamelos	June 25, 2025	Managing Director of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 34 of the prospectus.

3.

Effective immediately, the section titled “Fund Summary—Portfolio Managers” of AQR MS Fusion HV Fund’s Summary Prospectus and Prospectus, beginning on page 9 and 33, respectively, is restated in its entirety as follows:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	June 25, 2025	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	June 25, 2025	Principal of the Adviser
John J. Huss	June 25, 2025	Principal of the Adviser
Bryan Kelly, Ph.D.	June 25, 2025	Principal of the Adviser
Nathan Sosner, Ph.D.	June 25, 2025	Principal of the Adviser
Laura Serban, Ph.D.	January 14, 2026	Principal of the Adviser
Erik Stamelos	June 25, 2025	Managing Director of the Adviser

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Important Additional Information” on page 34 of the prospectus

4.	Effective immediately, the section titled “Management of the Funds—Portfolio Managers of the Adviser” of the Prospectus, beginning on page 59, is restated in its entirety as follows:

Portfolio Managers of the Adviser

The Adviser utilizes a team-based and integrated approach to its investment management process, including strategy development, research, portfolio implementation, risk management and trading execution. The Adviser’s investment decisions are based on quantitative analysis of a specified universe of securities or other assets. This quantitative analysis relies on proprietary models to generate views on securities or other assets and applies them in a disciplined and systematic process. The Adviser’s research, portfolio implementation and trading teams supervise the day-to-day execution of these models and continuously research ways to enhance their efficiency. Senior portfolio managers oversee this process while junior portfolio managers and portfolio implementation specialists provide appropriate oversight of the day to day details of each Fund’s portfolio.

Each of the portfolio managers listed below is a member of the applicable portfolio management team that oversees the Adviser’s investment management process for one or more of the investment strategies employed by the applicable Fund.

Fund	Portfolio Managers
AQR LSE Fusion Fund	Clifford S. Asness, Ph.D., M.B.A.
Michele L. Aghassi, Ph.D.
John J. Huss
Laura Serban, Ph.D.
Nathan Sosner, Ph.D.

AQR CVX Fusion Fund	Clifford S. Asness, Ph.D., M.B.A.
John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Nathan Sosner, Ph.D.
Erik Stamelos
James Lofton
Fred Liu, M.S.

AQR MS Fusion Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Bryan Kelly, Ph.D.
Nathan Sosner, Ph.D.
Laura Serban, Ph.D.
Erik Stamelos

AQR MS Fusion HV Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
John J. Huss
Bryan Kelly, Ph.D.
Nathan Sosner, Ph.D.
Laura Serban, Ph.D.
Erik Stamelos

Information regarding the portfolio managers of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Clifford S. Asness, Ph.D., M.B.A., is the Managing and Founding Principal of the Adviser. Dr. Asness cofounded the Adviser in 1998 and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Adviser. Dr. Liew cofounded the Adviser in 1998 where he oversees research and portfolio management and is a member of the firm’s Executive Committee. Dr. Liew earned a B.A. in economics, and an M.B.A. and a Ph.D. in finance, each from the University of Chicago.

Michele L. Aghassi, Ph.D., is a Principal of the Adviser. Dr. Aghassi joined the Adviser in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.Sc. in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.

Jordan Brooks, Ph.D., M.A., is a Principal of the Adviser. Dr. Brooks joined the Adviser in August 2009 and is Co-Head of the Macro Strategies Group. He earned a B.A. in economics and mathematics from Boston College, and an M.A. and a Ph.D., both in economics, from New York University in 2009.

John J. Huss is a Principal of the Adviser. Mr. Huss rejoined the Adviser in 2013 and is Head of Integrated Research and Co-Head of the Macro Strategies Group. Mr. Huss earned an S.B. in mathematics from the Massachusetts Institute of Technology.

Bryan Kelly, Ph.D., is a Principal of the Adviser. Dr. Kelly joined the Adviser in 2018 and is Head of Machine Learning and a portfolio manager on the Global Stock selection team of the Adviser. He earned an A.B. in economics from the University of Chicago, an M.A. in economics from the University of California, San Diego and a Ph.D. in finance from New York University.

Laura Serban, Ph.D., is a Principal of the Adviser. Dr. Serban joined the Adviser in 2011 and is a senior member of the Adviser’s Global Stock Selection team. She earned a B.A. in applied mathematics and economics, an S.M. in computer science and a Ph.D. in business economics, all from Harvard University.

Nathan Sosner, Ph.D. is a Principal of the Adviser. Dr. Sosner joined the Adviser in June 2015 is Head of the Specialized Investments Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. He earned a B.A. and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Erik Stamelos is a Managing Director of the Adviser. Mr. Stamelos joined the Adviser in 2014 and is a portfolio manager on the Macro Strategies team. Mr. Stamelos earned an A.B. in economics from Harvard University.

James Lofton is an Executive Director of the Adviser. Mr. Lofton joined the Adviser in 2018 and is a portfolio manager on the Macro Strategies team. Mr. Lofton earned a B.S. in economics and a B.A. in computer science from the University of Pennsylvania.

Fred Liu, M.S., is a Vice President of the Adviser. Mr. Liu joined the Adviser in 2019 and is a portfolio manager on the Macro Strategies team. Mr. Liu earned a B.B.A. in finance from The University of Texas at Austin and a Master of Engineering in financial engineering from Cornell University.

From time to time, a manager, analyst, or other employee of the Adviser or any of their affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Adviser or any other person within the Adviser’s organization. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

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